AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 3, 2013.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 89	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 90	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Alan P. Goldberg
Wheaton, IL 60187	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on May 4, 2013 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 89 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating May 4, 2013 as the new effective date for Post-Effective Amendment No. 27 to the Trust’s Registration Statement, which was filed on January 13, 2012 pursuant to Rule 485(a) under the Securities Act.  The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 31, 35, 37, 40, 41, 46, 50, 55, 63, 70, 75, 79 and 84 to the Trust’s Registration Statement filed on March 26, 2012, April 24, 2012, May 23, 2012, June 21, 2012, July 20, 2012, August 17, 2012, September 11, 2012, October 10, 2012, November 8, 2012, December 6, 2012, January 4, 2013, February 1, 2013 and March 4, 2013, respectively.  This Amendment relates solely to PowerShares Commodity Rotation Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 27 to the Trust’s Registration Statement.

2

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

PART C. OTHER INFORMATION

Item 28.		Exhibits

a	-	Agreement and Declaration of Trust of the Registrant dated November 7, 2007.(1)

b	-	Amended and Restated By-Laws of the Registrant.(5)

d (1)	-	Investment Advisory Agreement between the Registrant and PowerShares Capital Management LLC.(6)

(2)	-	Amended and Restated Investment Sub-Advisory Agreement between Sub-Advisers and Invesco PowerShares Capital Management LLC.(7)

e	-	Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(6)

g (1)	-	Custody Agreement between the Registrant and the Bank of New York.(6)

h (1)	-	Fund Administration and Accounting Agreement between the Registrant and The Bank of New York.(7)

(2)	-	Form of Participant Agreement between Invesco Distributors, Inc. and the Participant.(7)

(3)	-	Transfer Agency and Service Agreement between Registrant and The Bank of New York. (7)

i (1)	-	Consent of counsel with respect to PowerShares Active U.S. Real Estate Fund and PowerShares S&P 500® Downside Hedged Portfolio.(7)

(2)	-	Opinion and Consent of counsel with respect to PowerShares Commodity Rotation Portfolio.*

(3)	-

Opinion and Consent of counsel with respect to PowerShares Global Macro Portfolio, PowerShares Emerging Markets Equity Allocation Portfolio, PowerShares Crude Oil Allocation Portfolio and PowerShares Absolute Return Allocation Portfolio.*

(4)	-	Opinion and Consent of counsel with respect to PowerShares High Income Downside Hedged Portfolio.*

(5)	-	Opinion and Consent of counsel with respect to PowerShares China A-Share Portfolio.*

j (1)	-	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Active U.S. Real Estate Fund and PowerShares S&P 500® Downside Hedged Portfolio.(7)

(2)	-	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Commodity Rotation Portfolio.*

(3)	-

Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Macro Portfolio, PowerShares Emerging Markets Equity Allocation Portfolio, PowerShares Crude Oil Allocation Portfolio and PowerShares Absolute Return Allocation Portfolio.*

(4)	-	Consent of Independent Registered Public Accounting Firm with respect to PowerShares High Income Downside Hedged Portfolio.*

(5)	-	Consent of Independent Registered Public Accounting Firm with respect to PowerShares China A-Share Portfolio.*

p (1)	-	Code of Ethics of the Registrant.(3)

(2)	-	Code of Ethics of Invesco Distributors, Inc.(1)

(3)	-	Code of Ethics of Invesco PowerShares Capital Management LLC.(2)

(4)	-	Code of Ethics of Invesco Advisers, Inc.(2)

q (1)	-	Powers of Attorney for Messrs. Bagge, Barre, Carome, Kole, Nussbaum and Wilson.(4)

q (2)	-	Powers of Attorney for Messrs. Lim and Wicker.(8)

*		To be filed by amendment.

(1)		Incorporated by reference to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, filed on March 24, 2008.

(2)		Incorporated by reference to Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A, filed on February 28, 2011.

(3)		Incorporated by reference to Post-Effective Amendment No. 239 to the PowerShares Exchange-Traded Fund Trust II’s Registration Statement on Form N-1A, filed on August 12, 2011.

(4)		Incorporated by reference to Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A, filed on January 13, 2012.

(5)		Incorporated by reference to Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A, filed on February 28, 2012.

(6)		Incorporated by reference to Post-Effective Amendment No. 69 to the Trust’s Registration Statement on Form N-1A, filed on November 28, 2012.

(7)		Incorporated by reference to Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N-1A, filed on February 28, 2013.

(8)		Filed herewith.

Item 29.		Persons Controlled by or Under Common Control with the Fund.
None.

Item 30.		Indemnification.
The Registrant (also, the “Trust”) is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated November 7, 2007 (the “Declaration of Trust”),

Reference is made to Article IX of the Registrant’s Declaration of Trust:

Subject to the exceptions and limitations contained in Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification. As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Further Indemnification.

Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person. Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a reorganization or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.

Amendments and Modifications.

Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the By-laws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the By-laws.

Item 31.	Business and Other Connections of the Investment Adviser.

Reference is made to the caption “Management of the Funds” in the Prospectus constituting Part A which is included in this Registration Statement and “Management” in the Statement of Additional Information constituting Part B which is included in this Registration Statement.

The information as to the trustees and executive officers of Invesco PowerShares Capital Management LLC as set forth in Invesco PowerShares Capital Management LLC’s Form ADV, as filed with the Securities and Exchange Commission on May 5, 2012 and amended through the date hereof, is incorporated herein by reference.

The information as to the trustees and executive officers of Invesco Advisers, Inc. as set forth in Invesco Advisers, Inc.’s Form ADV, as filed with the Securities and Exchange Commission and amended through the date hereof, is incorporated herein by reference.

Item 32.	Principal Underwriters.

The sole principal underwriter for the Fund is Invesco Distributors, Inc., which acts as distributor for the Registrant and the following other funds:

AIM COUNSELOR SERIES TRUST (Invesco Counselor Series Trust)

Invesco Core Plus Bond Fund

Invesco Floating Rate Fund

Invesco Global  Real Estate Income Fund

Invesco U.S. Quantitative Core Fund

Invesco California Tax-Free Income Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco S&P 500 Index Fund

Invesco American Franchise Fund

Invesco Equity and Income Fund

Invesco Growth and Income Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Small Cap Discovery Fund

AIM EQUITY FUNDS (Invesco Equity Funds)

Invesco Charter Fund

Invesco Constellation Fund

Invesco Disciplined Equity Fund

Invesco Diversified Dividend Fund

Invesco Summit Fund

AIM FUNDS GROUP (Invesco Funds Group)

Invesco European Small Company Fund

Invesco Global Core Equity Fund

Invesco International Small Company Fund

Invesco Small Cap Equity Fund

AIM GROWTH SERIES (Invesco Growth Series)

Invesco Conservative Allocation Fund

Invesco Global Quantitative Core Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Small Cap Growth Fund

Invesco Convertible Securities Fund

Invesco Leaders Fund

Invesco U.S. Mortgage Fund

AIM INTERNATIONAL MUTUAL FUNDS (Invesco International Mutual Funds)

Invesco Asia Pacific Growth Fund

Invesco European Growth Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Global Growth Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco Global Opportunities Fund

Invesco Select Opportunities Fund

AIM INVESTMENT FUNDS (Invesco Investment Funds)

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco China Fund

Invesco Developing Markets Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco Global Health Care Fund

Invesco International Total Return Fund

Invesco Endeavor Fund

Invesco Pacific Growth Fund

Invesco Select Companies Fund

Invesco Premium Income Fund

Invesco Global Market Strategy Fund

Invesco Emerging Markets Equity Fund

AIM INVESTMENT SECURITIES FUNDS (Invesco Investment Securities Funds)

Invesco Dynamics Fund

Invesco Global Real Estate Fund

Invesco High Yield Fund

Invesco Limited Maturity Treasury Fund

Invesco Money Market Fund

Invesco Municipal Bond Fund

Invesco Real Estate Fund

Invesco Short Term Bond Fund

Invesco U.S. Government Fund

Invesco High Yield Securities Fund

Invesco Corporate Bond Fund

AIM SECTOR FUNDS (Invesco Sector Funds)

Invesco Energy Fund

Invesco Gold & Precious Metals Fund

Invesco Leisure Fund

Invesco Technology Fund

Invesco Utilities Fund

Invesco Technology Sector Fund

Invesco American Value Fund

Invesco Comstock Fund

Invesco Mid Cap Growth Fund

Invesco Small Cap Value Fund

Invesco Value Opportunities Fund

AIM TAX-EXEMPT FUNDS (Invesco Tax-Exempt Funds)

Invesco Tax-Exempt Cash Fund

Invesco Tax-Free Intermediate Fund

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

AIM TREASURER’S SERIES TRUST (Invesco Treasurer’s Series Trust)

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S. Government Money Portfolio

AIM VARIABLE INSURANCE FUNDS (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Diversified Income Fund

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Money Market Fund

Invesco V.I. Small Cap Equity Fund Invesco V.I. Technology Fund

Invesco V.I. Utilities Fund

Invesco V.I. High Yield Securities Fund

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco Van Kampen V.I. Value Opportunities Fund

Invesco V.I. Diversified Dividend Fund

Invesco Van Kampen V.I. American Franchise Fund

Invesco Van Kampen V.I. Comstock Fund

Invesco Van Kampen V.I. Equity and Income Fund

Invesco V.I. Global Core Equity Fund

Invesco Van Kampen V.I. Growth and Income Fund

Invesco Van Kampen V.I. Mid Cap Growth Fund

Invesco Van Kampen V.I. American Value Fund

Invesco Senior Loan Fund

Invesco Van Kampen Exchange Fund

SHORT-TERM INVESTMENT TRUST

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Liquid Assets Portfolio

STIC Prime Portfolio

Tax-Free Cash Reserve Portfolio

Treasury Portfolio

PowerShares Exchange-Traded Fund Trust

PowerShares Exchange-Traded Fund Trust II

PowerShares India Exchange-Traded Fund Trust

*

Please note that PowerShares Actively Managed Exchange-Traded Fund Trust is also distributed by Invesco Distributors, Inc., but it is not included in this list because it is the registrant filing the N-1A.

NAME AND PRINCIPAL	POSITIONS AND OFFICES	POSITIONS AND OFFICES
BUSINESS ADDRESS*	WITH REGISTRANT	WITH UNDERWRITER
Robert C. Brooks	None	Director
Peter Gallagher	None	Director & President
Andrew Schlossberg	President	Director
John M. Zerr	Chief Legal Officer	Senior Vice President & Secretary
Annette Lege	None	Chief Financial Officer & Treasurer
Lisa O. Brinkley	None	Chief Compliance Officer
Yinka Akinsola	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer

* The principal business address for all directors and executive officers is Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.

Not applicable.

Item 33.	Location of Accounts and Records.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of The Bank of New York, 101 Barclay Street, New York, New York 10286.

Item 34.	Management Services.

Not applicable.

Item 35.	Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 3rd day of April, 2013.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE		TITLE	DATE

/s/ Andrew Schlossberg		President	April 3, 2013
Andrew Schlossberg

/s/ Steven M. Hill		Treasurer	April 3, 2013
Steven M. Hill

/s/ Anna Paglia		Secretary	April 3, 2013
Anna Paglia

*/s/ Ronn R. Bagge		Trustee	April 3, 2013
Ronn R. Bagge

*/s/ Todd J. Barre		Trustee	April 3, 2013
Todd J. Barre

*/s/ Kevin M. Carome		Trustee	April 3, 2013
Kevin M. Carome

*/s/ Marc M. Kole		Trustee	April 3, 2013
Marc M. Kole

*/s/ Yung Bong Lim		Trustee	April 3, 2013
Yung Bong Lim

*/s/ Philip M. Nussbaum		Trustee	April 3, 2013
Philip M. Nussbaum

*/s/ Gary R. Wicker		Trustee	April 3, 2013
Gary R. Wicker

*/s/ Donald H. Wilson		Chairman and Trustee	April 3, 2013
Donald H. Wilson

*By:	/s/ Anna Paglia		April 3, 2013
Anna Paglia
Attorney-In-Fact

*                                         Anna Paglia signs on behalf of the powers of attorney filed with this Post-Effective Amendment and Post-Effective Amendment No. 27 to the Trust’s Registration Statement, which is incorporated by reference herein.

Exhibit Index

(q)(2)	-	Powers of Attorney for Messrs. Lim and Wicker.